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                               DYKEMA GOSSETT PLLC
                         1577 N. Woodward Ave. Suite 300
                           Bloomfield Hills, MI 48304
                            Telephone: (248) 203-0700
                               Fax: (248) 203-0763


May 2, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.

Washington, D.C.  20549

         RE:      The Huntington Funds                                 VIA EDGAR
                  1933 Act File No. 33-11905
                  1940 Act File No. 811-5010

Greetings:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above- captioned Trust hereby certifies that the definitive forms of prospectuses and statement of additional information of The Huntington Funds do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Trust. The registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 33 on May 1, 2000.

         If you have any questions regarding this certification, please call the undersigned at (248) 203-0801.

                                                     VERY TRULY YOURS,

                                                     DYKEMA GOSSETT PLLC

                                                     /S/ MELANIE MAYO WEST

                                                     MELANIE MAYO WEST

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